SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of changes in working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Trade and other receivables	$ (10,002)	$ (32,610)
Prepaid expenses	1,642	1,541
Inventories	(11,584)	(24,458)
Trade and other payables	19,929	(1,508)
Total changes in working capital	$ 15	$ 57,035